AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 26, 2011
                                                              File No. 033-50718
                                                              File No. 811-07102

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES
                                  ACT OF 1933                                [ ]
                       POST-EFFECTIVE AMENDMENT NO. 103                      [X]
                                      AND

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                             [ ]
                              AMENDMENT NO. 105                              [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
               --------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

      Registrant's Telephone Number, including Area Code  (800) 932-7781
                                                          --------------

                              Philip T. Masterson
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    ---------------------------------------
                    (Name and Address of Agent for Service)

                                  Copies to:
Timothy W. Levin, Esquire                       Christopher D. Menconi, Esquire
Morgan, Lewis & Bockius LLP                     Morgan, Lewis & Bockius LLP
1701 Market Street                              1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103                Washington, DC 20004

   It is proposed that this filing become effective (check appropriate box):

             [ ] Immediately upon filing pursuant to paragraph (b)
             [X] On February 1, 2011 pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] On [date] pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On [date] pursuant to paragraph (a) of Rule 485

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 103 to the Registration Statement on Form N-1A for The Advisors' Inner Circle Fund II (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 ("1933 Act") solely for the purpose of delaying, until February 1, 2011, the effectiveness of Post-Effective Amendment No. 98 ("PEA No. 98"), which was filed with the Commission via EDGAR Accession No. 0001135428-10-000548 on November 12, 2010, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to that filing by means of this filing, Parts A, B and C of PEA No. 98 are incorporated herein by reference.

                              PART A - PROSPECTUS

The Prospectus for Shares of the Hancock Horizon Louisiana Tax-Free Income Fund and the Hancock Horizon Mississippi Tax-Free Income Fund, each a separate series of the Trust, is incorporated herein by reference to Part A of PEA No. 98.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Shares of the Funds is incorporated herein by reference to Part B of PEA No. 98.

                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 98.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 103 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 26th day of January
2011.

                                   THE ADVISORS' INNER CIRCLE FUND II

                                     By: /S/ PHILIP T. MASTERSON
                                         --------------------------------
                                         Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

             *                      Trustee                     January 26, 2011
-------------------------------
Charles E. Carlbom

             *                      Trustee                     January 26, 2011
-------------------------------
John K. Darr

             *                      Trustee                     January 26, 2011
-------------------------------
William M. Doran

             *                      Trustee                     January 26, 2011
-------------------------------
Mitchell A. Johnson

             *                      Trustee                     January 26, 2011
-------------------------------
Betty L. Krikorian

             *                      Trustee                     January 26, 2011
-------------------------------
Robert A. Nesher

             *                      Trustee                     January 26, 2011
-------------------------------
James M. Storey

             *                      Trusteee                    January 26, 2011
-------------------------------
George J. Sullivan, Jr.

/s/ PHILIP T. MASTERSON             President                   January 26, 2011
-------------------------------
Philip T. Masterson

             *                      Treasurer, Controller &     January 26, 2011
-------------------------------     Chief Financial Officer
Michael Lawson

By: /s/ PHILIP T. MASTERSON
    ---------------------------
    Philip T. Masterson

* Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant's Registration Statement on Form N-1A (File No. 33-42484), filed with the SEC via EDGAR Accession No. 0001135428-09-000087 on March 2, 2009.